OTHER FINANCIAL ITEMS (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other Financial Items [Abstract]
Gain from foreign currency translation	$ 0.1	$ 0.9